A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

December 31, 2022

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Aeolus Property Catastrophe Keystone PF Fund LP	Global	$247,979	$112,161	0.03%	6/1/2013	Custom Dates	93 days	1/31/2023		(d	)
Boundary Creek Fund Offshore Ltd.	Global	16,250,000	17,094,929	4.30	10/1/2020	Quarterly	90 days	12/31/2022	(e),(f)	$3,003,994
L&R Asia Credit Alpha Fund	China (Mainland)	10,354,387	8,452,368	2.13	11/1/2021	Quarterly	60 days	12/31/2024	(g)	$8,452,368
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	12,973,227	16,855,480	4.24	2/1/2017	Quarterly	60 days	12/31/2022	(e)	$4,213,870
Sona Credit Fund Ltd	Global	17,000,000	17,355,300	4.37	12/1/2022	Quarterly	45 days	12/31/2022		$17,355,300

Credit/Income Subtotal		56,825,593	59,870,238	15.07

Equity Hedged

Anomaly Capital International, Ltd.	Global	20,000,000	24,707,901	6.22	10/1/2020	Quarterly	60 days	12/31/2022	(e),(h)	$4,418,742
Aventail Energy Offshore Fund, Ltd.	US/Canada	17,500,000	15,120,143	3.81	8/1/2022	Quarterly	45 days	9/30/2024	(g)	$15,120,143
MY Asian Opportunities Fund, L.P.	Asia including Japan	11,755,447	15,351,384	3.87	4/1/2018	Quarterly	60 days	12/31/2022		$15,351,384
Nekton Global Fund Ltd.	Global	12,000,000	12,371,595	3.11	2/1/2022	Quarterly	60 days	12/31/2022		$12,371,595
Parsifal Offshore Ltd.	Global	17,972,258	16,714,055	4.21	3/1/2021	Quarterly	60 days	12/31/2022	(e)	$4,178,514
Point72 Capital International, Ltd.	Global	12,923,478	19,757,746	4.97	8/1/2018	Quarterly	45 days	12/31/2022	(e)	$4,939,437

Equity Hedged Subtotal		92,151,183	104,022,824	26.19

Multi-Strategy

Empyrean Capital Overseas Fund, Ltd.	US/Canada	9,709,366	9,114,896	2.30	12/1/2021	Quarterly	65 days	12/31/2022	(e)	$2,278,724
Schonfeld Strategic Partners Offshore Fund Ltd.	Global	31,000,000	33,026,155	8.31	6/1/2021	Monthly	45 days	12/31/2022	(i)	$27,815,298

Multi-Strategy Subtotal		40,709,366	42,141,051	10.61

Relative Value

Elan Feeder Fund Ltd.	Global	23,000,000	26,487,219	6.67	2/1/2022	Monthly	45 days	12/31/2022	(e)	$6,621,805
Galton Agency MBS Offshore Fund, Ltd.	US/Canada	16,000,000	15,555,371	3.92	8/1/2021	Monthly	30 days	12/31/2022	(j)	$7,777,686
Linden Investors LP	Global	7,509,659	16,443,740	4.14	4/1/2014	Quarterly	65 days	12/31/2022	(e)	$4,110,935
Symmetry International Fund, Ltd.	Global	29,462,443	63,016,660	15.86	1/1/2015	Anniversary - 30 months	180 days	12/31/2022		$63,016,660

Relative Value Subtotal		75,972,102	121,502,990	30.59

Trading

East One Commodity Fund Ltd.	Global Markets	12,866,297	19,439,792	4.90	3/1/2021	Monthly	30 days	12/31/2022		$19,439,792
Element Capital Feeder Fund, Ltd.	Global	10,406,499	14,824,338	3.73	4/1/2016	Quarterly	90 days	12/31/2022	(e)	$3,706.085
Rokos Global Macro Fund, Ltd.	Global	11,554,228	21,111,836	5.32	11/1/2015	Monthly	90 days	12/31/2022	(e)	$5,277,959
Statar Capital Offshore (Cayman), Ltd.	US/Canada	12,065,467	16,335,386	4.11	4/1/2022	Monthly	30 days	12/31/2022		$16,335,386

Trading Subtotal		46,892,491	71,711,352	18.06

Total Investment Funds		$312,550,735	$399,248,455	100.52%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2022

(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)

Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of December 31, 2022, the Fund is not aware of any uncertainties related to redemptions.

(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	A portion of this holding ($5,078,955) is under lock-up and is not redeemable.
(g)	This holding is under lock-up and is not redeemable without paying a fee.
(h)	A portion of this holding ($7,032,932) is under lock-up and is not redeemable.
(i)	A portion of this holding ($5,955,265) is subject to an investor level gate of 12.5%.
(j)	The Investment Fund is subject to an investor level gate of 50%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $399,248,455. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $59,870,238) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of December 31, 2022, the Investment Funds in the credit/income strategy had $42,402,777 representing 71% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $13,531,323, representing 23% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 36 months after acquisition. The remaining restriction period for these investments ranges from 11-23 months at December 31, 2022.

The Investment Funds in the equity hedged strategy (total fair value of $104,022,824) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2022

by bottom-up fundamental research; top-down analysis may also be applied. As of December 31, 2022, the Investment Funds in the equity hedged strategy had $76,299,845, representing 73% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $22,153,075, representing 21% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 24 months after acquisition. The remaining restriction period for these investments ranges from 1-19 months at December 31, 2022.

The Investment Funds in the multi-strategy strategy (total fair value of $42,141,051) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of December 31, 2022, the Investment Funds in the multi-strategy strategy had $15,070,161, representing 36% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the relative value strategy (total fair value of $121,502,990), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of December 31, 2022, the Investment Funds in the relative value strategy had $58,486,330, representing 48% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the trading strategy (total fair value of $71,711,352) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of December 31, 2022, the Investment Funds in the trading strategy had $35,936,174, representing 50% of the value of the investments in this category, subject to investor level gates.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2022.

Please refer to the September 30, 2022 financial statements for full disclosure on the Fund’s portfolio valuation methodology.